BASIC AND DILUTED LOSS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2023
BASIC AND DILUTED LOSS PER COMMON SHARE
Schedule of basic and diluted loss per common share

	Year ended December 31,
	2023	2022
Loss attributable to common shareholders ($)	79,890,763	89,989,659
Weighted average number of common shares outstanding	178,363,103	166,858,136
Loss per share attributed to common shareholders	$0.45	$0.54